Employee benefit expense - Number of Directors (Details)	12 Months Ended
	Dec. 31, 2022 Option director	Dec. 31, 2021 Option director	Dec. 31, 2020 Option director
Number of Directors accruing retirement benefits
-defined contribution schemes		2	3
Number of Directors exercising share options	1	2	2
Number of Directors receiving shares as part of long-term incentive schemes	2	2	3
Highest paid director
Number of Directors accruing retirement benefits
Shares options exercised | Option	0	163,625	0